June 29, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, DC 20549

Re:	Dreyfus Opportunity Funds
- Dreyfus Global Sustainability Fund
File No.: 811-09891

Dear Sir or Madam:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Semi-Annual period ended April 30, 2009.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-6832.

Very truly yours,

/s/ Christina Zacharczuk
Christina Zacharczuk
Senior Paralegal

CZ/ Enclosure